Capital Stock and Changes in Capital Accounts	6 Months Ended
Jun. 30, 2023
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts
6. Capital Stock and Changes in Capital Accounts

Under the Company’s amended and restated articles of incorporation, as of June 30, 2023, the Company’s authorized capital stock consisted of 1,000,000,000 shares of common stock, par value $0.01 per share, of which 3,549,484 issued and outstanding as at June 30, 2023, and 100,000,000 shares of preferred stock, par value $0.01 per share of which 1,000,000 are designated as Series A Participating Preferred Stock, none of which were issued or outstanding as of June 30, 2023, 500,000 are designated as Series B Preferred Stock, all of which were issued and outstanding as of June 30, 2023, 20,000 are designated as Series C Preferred Stock, 10,991 of which were issued and outstanding as of June 30, 2023, 25,000 are designated as Series D Preferred Stock, 13,739 of which were issued and outstanding as of June 30, 2023, and 10,000 are designated as Series E Preferred Stock, 1,200 of which were issued and outstanding as of June 30, 2023.

A discussion of the terms and rights of the Company’s previously existing classes of capital stock and details of its previous changes in capital accounts can be found in Note 6 of the audited consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 30, 2023. There have been no material changes to these in the six month period ended June 30, 2023, except for as discussed below:

(a)	Common Stock

(i) Receipt of Nasdaq Notices and June Reverse Stock Split:

As of January 6, 2023, the Company’s common stock remained at $1.00 per share or higher for ten consecutive days. As such, on January 9, 2023, the Company received a letter from the Nasdaq Capital Market confirming that it regained compliance with the minimum bid price requirement. Further, on March 27, 2023, the Company received a written notification from Nasdaq Capital Market indicating that because the closing bid price of the Company’s common shares for 32 consecutive business days, i.e., from February 8, 2023 to March 24, 2023, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to the Nasdaq Listing Rules, the applicable grace period to regain compliance was 180 days, or until September 25, 2023. On May 24, 2023, pursuant to shareholder approval granted on May 3, 2023 which authorized the Company’s Board of Directors to effect one or more reverse stock splits of its issued common shares, in the aggregate ratio of not more than 1-for-250, with the exact ratio to be determined by the Board of Directors in its discretion, the Company’s board of directors approved a one-for-20 reverse stock split of the Company’s common shares. The reverse stock split took effect and the Company’s common shares began trading on a split-adjusted basis on Nasdaq, as of the opening of trading on June 8, 2023, under the existing trading symbol “OP”. As a result of this reverse stock split, on June 8, 2023, the number of the Company’s issued and outstanding common shares was reduced from 25,183,996 to 1,259,135 with no change in the number of the Company’s authorized shares or the par value of the Company’s common stock. As of June 22, 2023, the Company’s common stock has remained at $1.00 per share or higher for ten consecutive business days. As such, on June 23, 2023, the Company received a letter from the Nasdaq Capital Market confirming that it regained compliance with the minimum bid price requirement.

(ii) February 2023 Registered Direct Offering and Concurrent Private Placement:

On February 8, 2023, the Company closed a registered direct offering of 15,000,000 units, at a price of $1.01 per unit, with twenty units consisting of one share of the Company’s common stock and twenty Class B warrants exercisable for one share of the Company’s common stock. The Company also offered to each purchaser, with respect to the purchase of units that would otherwise result in the purchaser’s beneficial ownership exceeding 4.99% of the Company’s outstanding common stock immediately following the consummation of the offering, the opportunity to purchase twenty prefunded warrants in lieu of one share of common stock. As a result of the above, on February 10, 2023, the Company issued and sold 15,000,000 units comprising of 615,000 shares of the Company’s common stock, 2,700,000 prefunded warrants to purchase 135,000 shares of common stock, and 15,000,000 Class B warrants to purchase 750,000 shares of the Company’s common stock at a public offering price of $1.01 per unit.

The Company, concurrently with this transaction, also conducted a private placement of 15,000,000 additional unregistered at that time warrants to purchase up to an aggregate 750,000 shares of the Company’s common stock (Note 6(b)). On February 23, 2023, the Company filed with the SEC a resale registration agreement in Form F-1 regarding the registration of the private placement warrants in this transaction, which was declared effective on March 8, 2023.

The gross and net proceeds received in the February 2023 Registered Direct Offering and the Concurrent Private Placement, including the proceeds from the exercise of the 2,700,000 prefunded warrants discussed above, amounted to $15,150 and $13,310, respectively.

(b)	Warrants

As discussed under 6(a)(ii) above, the Company, in connection with the February 2023 Registered Direct Offering and the Concurrent Private Placement, issued 15,000,000 Class B Warrants to purchase 750,000 common shares, 15,000,000 private placement warrants to purchase 750,000 common shares, and 2,700,000 prefunded warrants to purchase 135,000 common shares. The prefunded warrants were exercisable at an exercise price of $0.20 per common share and were exercisable at any time after their original issuance date (i.e., February 10, 2023) until they were exercised in full. The Class B warrants and the private placement warrants have an exercise price of $20.20 per common share and are exercisable at any time after their original issuance up to the date that is five years after their original issue date, i.e. February 10, 2023. Alternatively, the holder of each private placement warrant, may elect to exercise such warrants on a cashless basis at the rate of 0.75 common share per twenty warrants on or after the later of (i) the date the selling shareholders’ registration statement was declared effective, (ii) March 24, 2023, and (iii) the date the aggregate cumulative trading volume of the Company’s common shares beginning on February 8, 2023 exceeds 60 million shares. The latter of the above conditions was satisfied on June 8, 2023, and, as a result, from that date onwards holders of the private placement warrants could elect to exercise their warrants on an alternative cashless basis. The Class B warrants and the private placement warrants also contain a cashless exercise provision, whereby, if at the time of exercise there is no effective registration statement registering those warrants for resale, then these warrants can be exercised by means of a cashless exercise as per the mechanism prescribed in the respective warrants’ agreements. The Company may at any time during the term of its Class B warrants and private placement warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in the respective warrants’ agreements.

As of June 30, 2023, all of the 2,700,000 prefunded warrants issued in the February 2023 Registered Direct Offering have been exercised. As of the same date, all the 15,000,000 Class B warrants to purchase an aggregate 750,000 common shares remained available for exercise at an exercise price of $20.20 per common share. Further, during the six month period ended June 30, 2023, the Company received notices of alternative cashless exercises of 8,353,121 private placement warrants issued in the 2023 February Registered Direct Offering for 313,243 shares of common stock. As a result, as of June 30, 2023, 6,646,879 private placement warrants, exercisable at $20.20 per common share remained available for the issuance of 332,343 common shares on a cash basis, or, alternatively, 249,257 common shares remained available for issuance on a cashless basis.

The Company in its assessment for the accounting of the Class B warrants, private placement warrants, and the prefunded warrants issued in the February 2023 Registered Direct Offering and the Concurrent Private Placement, has taken into consideration the provisions enumerated under ASC 480 and ASC 815 (Note 2). With regards to the Class B warrants and the prefunded warrants, the Company determined that they are out of the scope of ASC 480 and, by further analyzing their key features, that classification in permanent equity is appropriate and no features required bifurcation. In its assessment for the accounting treatment of the private placement warrants, the Company determined that the alternative cashless exercise of the private placement warrants precludes them from being considered indexed to the Company’s stock. In this respect, the Company recorded the private placement warrants as noncurrent liabilities at their fair value under Warrants’ liability on the accompanying consolidated balance sheet, with subsequent changes in their respective fair values recognized in line “Changes in fair value of warrants’ liability” in the accompanying unaudited interim consolidated statement of comprehensive income/(loss). Estimating fair values of liability-classified financial instruments requires the development of estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are highly volatile and sensitive to changes in the trading market price of the Company’s common stock. Because liability-classified financial instruments are recorded at fair value, the Company’s financial results will reflect the volatility and changes in these estimates and assumptions until the respective liability is fully extinguished. As of the date the Company completed the 2023 February registered direct offering and the concurrent private placement (i.e. February 10, 2023), the private placement warrants were valued using the Black-Scholes option pricing model at a fair value of $7,504 in aggregate, while the remaining gross proceeds of the offering amounting to $7,619 (net proceeds of $6,706) were allocated to common shares, prefunded warrants, and Class B warrants using the residual value method. Issuance costs amounting to $901 were expensed immediately using the pro rata method by taking into account the portion of the liability recorded at inception and are included in “Finance costs” in the accompanying unaudited interim consolidated statements of comprehensive income/(loss). As of June 30, 2023, the Company received notices of alternative cashless exercises of 8,353,121 private placement warrants for 313,243 shares of common stock and marked the warrants to their fair value at their respective settlement date and then settled the respective warrants’ liability aggregating to an amount of $760 with relevant transfers to par value ($3) and additional paid-in-capital ($757) within the accompanying unaudited interim consolidated statement of stockholders’ equity. As of June 30, 2023, the Company revalued the 6,646,879 outstanding private placement warrants using the Black-Scholes option pricing model at a fair value of $409. The gain of $6.34 million resulting from the change in the fair value of the warrants’ liability for the unexercised warrants and the settlements of the warrants’ liability throughout the period was recorded as a change in fair value of the warrants’ liability and is presented in “Change in fair value of the warrants’ liability” in the accompanying unaudited interim consolidated statements of comprehensive income/(loss). The private placement warrants’ fair value as of their settlement and initial and subsequent measurement dates per discussion above, was determined through Level 2 inputs of the fair value hierarchy as determined by management. The Company weighed in the probability that such warrants are alternatively cashless exercised for common shares in the fair value measurement of the private placement warrants, while the Black-Scholes option pricing model was applied under the following assumptions: (a) expected volatility (b) risk free rate (c) market value of common stock of, which was the current market price at each fair value measurement date. Fair value sensitivity is driven by the stock price at the time of valuation and is limited in terms of the other parameters.

As of June 30, 2023, pursuant to the underwritten public offering completed in January 2022, 14,474,000 Class A warrants to purchase 72,370 shares of common stock also remained available for exercise at an exercise price of $154 per common share.

(c)	Series C Preferred Stock

The Series C Preferred Stock, with liquidation preference $1,000 per share, has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series C Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series C Preferred Stock are in arrears or any senior stock. Also, holders of Series C Preferred Stock, rank prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date (i.e. November 29, 2021) with respect to dividends, distributions and payments upon liquidation. The Series C Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.0% per annum, and is convertible into common shares at the holders’ option commencing upon the first anniversary of the original issuance date, at a conversion price equal to the lesser of $1,300.00 (subject to change under anti-dilution provisions) and the 10-trading day trailing VWAP of the common shares, or at any time after the issuance date (i.e. November 29, 2021) in case of any fundamental change (i.e. liquidation, change of control, dissolution or winding up of the affairs of the Company). The Series C Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change, if the holder does not exercise its conversion right discussed above, and optionally redeemable at the option of the holder in case of certain corporate events as defined in the statement of designation of the Series C Preferred Stock. The holder, however, is prohibited from converting the Series C Preferred Stock into common shares to the extent that, as a result of such conversion, the holder (together with its affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.

On April 15, 2023, 991 restricted shares of the 5,314 Company’s Series C Preferred Stock awarded to executive management and non-executive directors under the 2021 Equity Incentive Plan were fully vested in accordance with the terms of the respective restricted stock award agreements.

As a result, as at June 30, 2023, the Company had 10,991 shares of Series C Preferred Stock issued and outstanding with par value of $0.01 per share, while as at June 30, 2023, additional 4,323 shares of Series C Preferred Stock awarded under the 2021 Equity Incentive Plan remained unvested (Note 6(d)).

Dividend payments and declarations on Series C Preferred Stock: On January 17, 2023, pursuant to a dividend declared on December 27, 2022,  the Company paid a quarterly dividend of $20 per share, or $240 in aggregate, on its outstanding 10,000 Series C Preferred Stock and the 1,982 shares of Series C Preferred Stock awarded to executive management and non-executive directors on April 15, 2022, for the period from October 15, 2022, up to and including January 14, 2023.

On April 17, 2023, pursuant to a dividend declared on March 27, 2023, the Company paid a quarterly dividend of $20 per share, or $268 in the aggregate on i) the Company’s outstanding 10,000 Series C Preferred Stock, ii) the 1,982 shares of Series C Preferred Stock awarded to executive management and non-executive directors on April 15, 2022, for the period from January 15, 2023 up to and including April 14, 2023, and iii) the 3,332 shares of Series C Preferred Stock awarded to executive management and non-executive directors on March 7, 2023, for the period from March 7, 2023 up to and including April 14, 2023.

On June 28, 2023, the Company’s board of directors declared a dividend of $20 per share, or $307 in the aggregate, on the Company’s outstanding 10,991 Series C Preferred Stock and the 4,323 Series C Preferred Stock awarded to executive management and non-executive directors, pursuant to the Company’s amended and restated 2021 Equity Incentive Plan, to Series C Preferred Stockholders of record date July 14, 2023, for the period from April 15, 2023 up to and including July 14, 2023, payable on July 17, 2023 (Note 9(a)).

For the six month period ended June 30, 2022, dividends declared and dividends paid on Series C preferred stock amounted to $471 and $300, respectively.

(d)	Equity Incentive Plan

On March 7, 2023, the Company’s Board of Directors approved the award and grant of 3,332 shares of Series C Preferred Stock to executive management and non-executive directors, pursuant to the Company’s amended and restated plan, for a fair value of $2,679, to vest over a service period of two years. The fair value of the Series C Preferred Stock awarded on March 7, 2023, was determined through Level 2 inputs of the fair value hierarchy based on a valuation obtained from an independent third party for the purposes of the transaction (Note 8). As at June 30, 2023, 9,009 shares of Series C Preferred Stock remained reserved for issuance according to the Company’s incentive plan.

For the six month period ended June 30, 2023, and 2022, compensation cost on restricted stock amounted to $819 and $158, respectively, and is included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of comprehensive income/(loss). As at June 30, 2023, and December 31, 2022, the total unrecognized compensation cost relating to restricted share awards was $2,882 and $1,022, respectively. As at June 30, 2023 and December 31, 2022, the average period over which the total compensation cost related to non-vested restricted stock, was expected to be recognized, was 1.24 and 1.29 years, respectively. As of June 30, 2023, the Series C Preferred Stock remain outside the scope of ASC 480, classified as permanent equity, while all features requiring bifurcation under ASC 815 at inception, were determined of de minimis value upon reassessment as of June 30, 2023.

(e)	Series D Preferred Stock

The Series D Preferred Stock, with liquidation preference $1,000 per share, has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series D Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series D Preferred Stock are in arrears or any senior stock. Also, holders of Series D Preferred Stock, rank equal to Series C Preferred Stock, prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date (September 21, 2022) with respect to dividends, distributions and payments upon liquidation. The Series D Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance (i.e. September 21, 2022) which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 7.0% per annum, and is convertible into common shares at the holders’ option at any time after the original issuance date, at a conversion price equal to the 10-trading day trailing VWAP of the common shares. Series D Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change or in case of certain corporate events as defined in the statement of designation of the Series D Preferred Stock. Holders of the Series D Preferred Stock, however, are prohibited from converting the Series D Preferred Stock into common shares to the extent that, as a result of such conversion, holders (together with their affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.

As of June 30, 2023, the Series D Preferred Stock remain outside the scope of ASC 480, classified as permanent equity, while all features requiring bifurcation under ASC 815 had de minimis value at inception and upon reassessment as of June 20, 2023, while others were clearly and closely related to the host instrument thus no bifurcation was required.

(i) Issuance of 13,157 shares of Series D Preferred Stock and DSI special stock dividend: As discussed above under Note 3(c), as partial consideration for the acquisition of the M/V Melia, the Company issued on February 8, 2023, 13,157 shares of Series D Preferred Stock, with par value $0.01 per share, at a stated value of $1,000 per share with liquidation preference at $1,000 (i.e. $13,157 aggregate liquidation preference). The 13,157 Series D Preferred Stock issued has been recorded at inception at a fair value of $10,000 determined through Level 2 inputs of the fair value hierarchy based on a valuation obtained from an independent third party for the purposes of this transaction. The 13,157 Series D Preferred Stock were classified in permanent equity on their issuance date, as per the Company’s accounting policy.

DSI declared a special stock dividend to all of its stockholders of record as of April 24, 2023, of all of the Company’s 13,157 shares of Series D Preferred Stock issued to DSI in connection with the acquisition of the M/V Melia. The dividend was paid on June 9, 2023 (the “Melia Stock Dividend”). DSI offered to convert the shares of the Company’s Series D Preferred Stock into the Company’s shares of common stock on the M/V Melia Stock Dividend payment date and distributed the Company’s shares of common stock to each of its common stockholders. DSI common stockholders, in their sole discretion, were given the opportunity to opt out, in whole but not in part, of the conversion of the shares of Series D Preferred Stock into the Company’s shares of common stock and instead receive shares of Series D Preferred Stock in connection with the M/V Melia Stock Dividend. DSI’s stockholders electing to receive shares of the Company’s Series D Preferred Stock by opting out of the automatic conversion received a number of shares of Series D Preferred Stock equal to such common stockholder’s pro-rata portion of all the shares of the Company’s Series D Preferred Stock, rounded down to the nearest whole number. Any fractional shares of the Series D Preferred Stock that would otherwise be distributed were converted into shares of common stock of the Company at the applicable conversion rate and sold, and the net proceeds therefrom were delivered to such common stockholder. DSI’s common stockholders receiving shares of common stock of the Company received the pro-rata number of shares of common stock of the Company to which they were entitled following conversion, rounded down to the nearest whole number, and any fractional shares were aggregated and sold and the net proceeds thereof were delivered to DSI’s common stockholders. All of the fractional share calculations and the payment of cash in lieu thereof were determined at the stockholder nominee level.

Because the value the holders received upon conversion was not based on the price of the common shares and the Series D Preferred Stock settled by providing the holders with a variable number of common shares with an aggregate fair value that equaled the stock instrument’s liquidation preference, the Company assessed that, for accounting purposes, such transaction should be considered as a redemption of the Series D Preferred Stock, rather than conversion. As a result of the DSI M/V Melia Stock Dividend, 8,590 shares of Series D Preferred Stock of the Company were redeemed and 1,977,106 of the Company’s shares of common stock were issued as a result of such redemption and distributed to DSI stockholders, whereas, remaining 4,567 shares of the Company’s Series D Preferred Stock in this transaction were distributed to DSI stockholders. Following such partial redemption, as at June 30, 2023, the Company had 13,739 shares of Series D Preferred Stock issued and outstanding, which also includes the 9,172 Series D Preferred Stock issued and outstanding as of December 31, 2022. The redemption rate which was utilized in connection with the distribution of the Series D Preferred Stock was based on the 10-day trailing VWAP of the Company’s common stock as of the election deadline date (i.e. May 25, 2023) in accordance with the Series D Preferred Stock statement of designation terms. The Company’s valuation determined that the redemption on June 9, 2023 of 8,590 Series D Preferred Stock for the issuance of 1,977,106 of the Company’s common shares resulted in an excess fair value of the shares of common stock of $154, as compared to the carrying value of the Series D Preferred Stock redeemed, that was transferred from the Series D Preferred Stock holders to the common holders on the measurement date (i.e. June 9, 2023), and thus this value represented a deemed dividend to the common stock holders, that was deducted from the net income to arrive at the net income available to common stockholders (Note 7). The fair value of the common shares issued on the measurement date of $6,683 was determined through Level 1 inputs of the fair value hierarchy (quoted market price on the date of the redemption of the Series D Preferred Stock for issuance of common stock).

(ii) Dividend payments and declarations on Series D Preferred Stock: On January 17, 2023, the Company declared and paid a quarterly dividend of $17.5 per share on its then outstanding 9,172 Series D Preferred Stock, amounting to $161, for the period from October 15, 2022, up to and including January 14, 2023.

On April 17, 2023, the Company declared and paid a quarterly dividend of $17.5 per share or $327 in the aggregate on i) the Company’s previously outstanding Series D Preferred Stock (9,172 shares) for the period from January 15, 2023 up to and including April 14, 2023, and ii) the 13,157 shares of Series D Preferred Stock issued in connection with the acquisition of M/V Melia, for the period from February 8, 2023 up to and including April 14, 2023.

On June 30, 2023, the Company declared a dividend of $17.5 per share, or $240 in the aggregate, on the Company’s outstanding 13,739 shares of Series D Preferred Stock to Series D Preferred Stockholders of record date July 14, 2023, for the period from April 15, 2023 up to and including July 14, 2023, payable on July 17, 2023 (Note 9 (a)).

No dividends were declared and/or paid on the Series D Preferred Stock during the six months ended June 30, 2022.

(f)	Series E Preferred Stock

As discussed under Note 3(d) above, on March 20, 2023, the Company issued 1,200 shares of its newly designated Series E Perpetual Convertible Preferred Stock (the “Series E Preferred Stock”), par value $0.01 per share, to an affiliated entity to the Company’s chairperson for a purchase price of $35. The Series E Preferred Stock has no dividend or liquidation rights. The Series E Preferred Stock votes with the common shares of the Company, and each share of the Series E Preferred Stock entitles the holder thereof to up to 25,000 votes, on all matters submitted to a vote of the stockholders of the Company, subject up to 15% of the total number of votes entitled to be cast on matters put to stockholders of the Company. The Series E Preferred Stock is convertible, at the election of the holder, in whole or in part, into shares of the Company’s common stock at a conversion price equal to the 10-trading day trailing VWAP of the Company’s common stock, subject to certain adjustments, at any time after (i) the cancellation of all of the Company’s Series B Preferred Stock or (ii) the transfer for all of the Company’s Series B Preferred Stock (collectively a “Series B Event”). The 15% limitation discussed above shall terminate upon the occurrence of a Series B Event. The Series E Preferred Stock is transferable only to the holder’s immediate family members and to affiliated persons or entities, with the Company’s prior consent.

The Company followed the provisions of ASC 480 “Distinguishing liabilities from equity” in order to assess the classification of the Series E Preferred Stock as well as that of their embedded features and determined that the Series E Preferred Stock should be classified as permanent equity. In particular, the Company assessed that certain of the aforementioned embedded features requiring bifurcation under ASC 815 had de minimis value at inception and in each subsequent measurement date, while other fell under the scope exceptions from derivative accounting, thus no bifurcation was required.